UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR\A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4764

DREYFUS PREMIER MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	10/31/06

FORM N-CSR

Item 1. Reports to Stockholders.

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PMB.0022SA1006A 3/30/07 3:25 PM Page 2

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

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Contents

T H E F U N D

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
26	Financial Highlights
30	Notes to Financial Statements
39	Information About the Review and Approval
of the Fund’s Management Agreement

F O R M O R E	I N F O R M AT I O N

Back Cover

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The Fund

Dreyfus Premier
Municipal Bond Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Municipal Bond Fund, covering the six-month period from May 1, 2006, through October 31, 2006.

Although reports of slower U.S. economic growth and declining housing prices recently have raised economic concerns, we believe that neither a domestic recession nor a major shortfall in global growth is likely.A stubbornly low unemployment rate suggests that labor market conditions remain strong, and stimulative monetary policies over the last several years have left a legacy of ample financial liquidity world-wide.These and other factors should continue to support further economic expansion, but at a slower rate than we saw earlier this year.

The U.S. bond market also appears to be expecting a slower economy, as evidenced by an “inverted yield curve” at the end of October, in which yields of two-year U.S.Treasury securities were lower than the overnight federal funds rate. This anomaly may indicate that short-term interest rates have peaked, and that investors expect the Federal Reserve Board’s next move to be toward lower short-term interest rates.As always, we encourage you to discuss the implications of these and other matters with your financial adviser.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio managers.

Thank you for your continued confidence and support.

PMB.0022SA1006A 3/30/07 3:25 PM Page 3

DISCUSSION OF FUND PERFORMANCE

James Welch and W. Michael Petty, Portfolio Managers

How did Dreyfus Premier Municipal Bond Fund perform relative to its benchmark?

For the six-month period ended October 31, 2006, the fund achieved total returns of 4.42% for Class A shares, 4.15% for Class B shares, 4.03% for Class C shares and 4.45% for Class Z shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 4.12% for the same period.2 In addition, the fund is reported in the Lipper General Municipal Debt Funds category, and the average total return for all funds reported in this category was 3.86% for the reporting period.3

Municipal bonds rallied over most of the reporting period as the rate of U.S. economic growth began to moderate and the Federal Reserve Board (the “Fed”) refrained from raising short-term interest rates.The fund produced higher returns than its benchmark and Lipper category average, primarily due to its emphasis on securities toward the longer end of the market’s maturity range.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal

The Fund 3

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DISCUSSION OF FUND PERFORMANCE (continued)

bond’s potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environments.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

Although the reporting period began with a bout of heightened market volatility amid temporary inflation and interest-rate concerns, the municipal bond market generally rallied over the summer and early fall as energy prices declined and U.S. housing markets softened, indicating that the U.S. economic expansion had begun to slow. The Fed lent credence to a less robust economic outlook when, after more than two years of steady rate hikes, it held short-term interest rates unchanged at 5.25% at its meetings in August, September and October. As a result, longer-term municipal bond yields declined while short-term yields remained relatively steady, causing yield differences along the market’s maturity range to narrow.

Municipal bond prices also were supported by favorable supply-and-demand factors over the reporting period. Most states and municipalities have received more tax revenue than originally projected, achieving budget surpluses and reducing their need to borrow. Consequently, the supply of newly issued municipal bonds fell compared to the same period one year earlier.Yet, demand remained robust from both individual and institutional investors seeking competitive levels of tax-free income.

The fund benefited from these trends by emphasizing longer-term securities and maintaining an average duration that was modestly longer than industry averages. This positioning enabled the fund to

PMB.0022SA1006A 3/30/07 3:25 PM Page 5

participate more fully in strength at the longer end of the market’s maturity spectrum. In addition, the fund received strong contributions to performance from lower-rated corporate-backed municipal bonds, including those issued on behalf of airlines. A number of the fund’s holdings were pre-refunded by their issuers during the reporting period, which helped bolster their prices.

What is the fund’s current strategy?

Recent economic data suggest to us that the U.S. economy is slowing with little risk of recession. Consequently, the Fed appears unlikely to adjust short-term interest rates in either direction over the next several months. In addition, yield differences along the market’s maturity range have fallen toward historical lows in the wake of the market rally. Therefore, we recently reduced the fund’s average duration modestly to a position that is roughly in line with industry averages. When making new purchases, we have focused primarily on higher-quality, income-oriented bonds that tend to fare well in slower-growth economic environments.

November 15, 2006
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

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UNDERSTANDING YOUR FUND’S EXPENSES(Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Municipal Bond Fund from May 1, 2006 to October 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2006
	Class A	Class B	Class C	Class Z

Expenses paid per $1,000 †	$ 5.87	$ 8.49	$ 9.67	$ 5.57
Ending value (after expenses)	$1,044.20	$1,041.50	$1,040.30	$1,044.50

COMPARING YOUR	FUND’S EXPENSES
WITH THOSE OF	OTHER FUNDS(Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2006
	Class A	Class B	Class C	Class Z

Expenses paid per $1,000 †	$ 5.80	$ 8.39	$ 9.55	$ 5.50
Ending value (after expenses)	$1,019.46	$1,016.89	$1,015.73	$1,019.76

† Expenses are equal to the fund’s annualized expense ratio of 1.14% for Class A, 1.65% for Class B, 1.88%
Class C and 1.08% for Class Z Shares; multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).

PMB.0022SA1006A 3/30/07 3:25 PM Page 7

STATEMENT OF INVESTMENTS
October 31, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—104.5%	Rate (%)	Date	Amount ($)	Value ($)

Alabama—2.1%
Jefferson County,
Limited Obligation
School Warrants	5.25	1/1/20	5,000,000	5,381,000
Jefferson County,
Sewer Revenue (Capital
Improvement Warrants)
(Insured; FGIC)	5.13	2/1/09	4,000,000 [a]	4,169,600
University of Alabama,
HR (Insured; MBIA)	5.75	9/1/10	3,000,000 [a]	3,261,210
Arkansas—.8%
Lake Hamilton School District
Number 005, GO Limited Tax
Capital Improvement
(Insured; AMBAC)	5.50	4/1/29	4,600,000	4,715,644
California—11.8%
California,
GO	5.63	5/1/10	1,465,000 [a]	1,583,313
California,
GO	5.63	5/1/10	2,530,000 [a]	2,729,971
California,
GO (Various Purpose)	5.25	11/1/27	5,000,000	5,364,100
California,
GO (Various Purpose)	5.00	2/1/33	5,000,000	5,233,150
California Department of Water
Resources, Power Supply Revenue	6.00	5/1/12	6,000,000 [a]	6,798,960
California Department of Water
Resources, Power Supply
Revenue (Insured; AMBAC)	5.38	5/1/12	5,280,000 [a]	5,821,992
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.00	10/1/33	5,000,000	5,238,550
California Pollution Control
Financing Authority, PCR	7.36	6/1/14	12,710,000 [b,c]	14,559,178
Foothill/Eastern Transportation
Corridor Agency, Toll
Road Revenue	6.00	1/1/07	5,000,000 [a]	5,021,100
Golden State Tobacco
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	7.88	6/1/42	2,170,000	2,668,601

T h e F u n d 7

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STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Golden State Tobacco
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	7.90	6/1/42	1,920,000	2,363,923
Lincoln, Community Facilities
District Number 2003-1, Special
Tax (Lincoln Crossing Project)	6.00	9/1/34	3,185,000	3,418,174
Los Angeles Unified School
District (Insured; FSA)	5.25	7/1/13	4,000,000 [a]	4,411,560
Port of Oakland,
Revenue (Insured; FGIC)	5.50	11/1/20	4,085,000	4,425,975
Colorado—5.3%
Broomfield City and County,
COP (Open Space, Park and
Recreation Facilities Lease
Purchase Agreement)
(Insured; AMBAC)	5.50	12/1/20	1,000,000	1,068,190
Colorado Educational and Cultural
Facilities Authority, LR
(Community Colleges of
Colorado System Headquarters
Project) (Insured; AMBAC)	5.50	12/1/21	1,100,000	1,192,279
Colorado Housing Finance Authority
(Single Family Program)
(Collateralized; FHA)	7.15	10/1/30	70,000	71,149
Colorado Housing Finance Authority
(Single Family Program)
(Collateralized; FHA)	6.60	8/1/32	3,290,000	3,446,703
Denver City and County,
Airport Revenue (Insured; AMBAC)	6.00	11/15/17	5,000,000	5,395,550
E-470 Public Highway Authority,
Revenue (Insured; MBIA)	5.75	9/1/10	5,500,000 [a]	6,026,955
Northwest Parkway Public Highway
Authority, Revenue	7.13	6/15/41	8,250,000	8,672,235
Northwest Parkway Public Highway
Authority, Revenue
(Insured; AMBAC)	0.00	6/15/27	6,125,000	1,919,330
University of Colorado Hospital
Authority, Revenue	5.25	11/15/39	3,810,000	4,003,319

8

PMB.0022SA1006A 3/30/07 3:25 PM Page 9

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut—5.7%
Connecticut	7.12	6/15/11	8,000,000 [b,c]	8,580,840
Connecticut	6.62	12/15/15	7,400,000 [b,c]	8,432,818
Connecticut Health and Educational
Facilities Authority, Revenue
(Saint Francis Hospital and
Medical Center Issue)
(Insured; Radian)	5.50	7/1/17	4,040,000	4,392,652
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.63	7/1/26	4,345,000	4,737,745
Mashantucket Western Pequot Tribe,
Special Revenue	5.75	9/1/27	8,000,000 [c]	8,210,240
District of Columbia—1.1%
Washington Convention Center
Authority, Dedicated Tax
Revenue (Senior Lien)
(Insured; AMBAC)	5.00	10/1/21	6,500,000	6,713,525
Florida—1.4%
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	6.00	11/15/11	2,500,000 [a]	2,790,800
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	5,000,000	5,339,700
Georgia—2.5%
Cobb County Development Authority,
University Facilities Revenue
(Kennesaw State University
Foundations Project)
(Insured; MBIA)	5.00	7/15/33	5,000,000	5,252,300
College Park Business and
Industrial Development
Authority, Revenue (Civic
Center Project)
(Insured; AMBAC)	5.75	9/1/10	4,250,000 [a]	4,668,455

T h e F u n d 9

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STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Georgia (continued)
Georgia	5.25	7/1/10	5,000,000 [a]	5,306,350
Illinois—5.2%
Carol Stream,
First Mortgage Revenue
(Windsor Park Manor Project)	6.50	12/1/07	770,000	781,227
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.45	9/1/29	2,195,000	2,242,697
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	5.50	12/1/42	5,000,000	5,542,500
Chicago O’Hare International
Airport, Special Facilities
Revenue (American
Airlines Inc. Project)	8.20	12/1/24	4,000,000	4,124,800
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.75	3/1/10	102,000	102,831
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.25	8/1/12	216,484	184,202
Illinois Educational Facilities
Authority, Revenue
(Northwestern University)	5.00	12/1/38	7,500,000	7,824,375
Illinois Educational Facilities
Authority, Revenue (University
of Chicago) (Insured; MBIA)	5.13	7/1/38	5,000,000	5,147,800
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured; MBIA)	5.50	6/15/23	5,000,000	5,437,750
Indiana—.4%
East Chicago,
SWDR (USG Corporation Project)	6.38	8/1/29	2,485,000	2,630,074
Kansas—1.5%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.55	6/1/38	3,000,000	3,260,520

PMB.0022SA1006A 3/30/07 3:25 PM Page 11

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Kansas (continued)
Wichita,
HR (Via Christi Health System, Inc.)	6.25	11/15/19	2,000,000	2,206,860
Wichita,
HR (Via Christi Health System, Inc.)	6.25	11/15/20	3,000,000	3,310,290
Kentucky—2.3%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	5,500,000	6,492,640
Pendleton County,
Multi-County LR (Kentucky
Association of Counties
Leasing Trust Program)	6.40	3/1/19	6,000,000	7,063,980
Louisiana—.5%
Louisiana Housing Finance Agency,
SFMR (Home Ownership Program)
(Collateralized: FNMA and GNMA)	6.40	12/1/30	1,835,000	1,878,673
Saint James Parish,
SWDR (Freeport-McMoRan
Partnership Project)	7.70	10/1/22	1,000,000	1,001,820
Maryland—.4%
Maryland Energy Financing
Administration, SWDR
(Wheelabrator Water Technologies
Baltimore LLC Projects)	6.45	12/1/16	2,100,000	2,145,549
Massachusetts—.9%
Massachusetts Industrial Finance
Agency, Water
Treatment Revenue
(Massachusetts-American
Hingham Project)	6.95	12/1/35	2,450,000	2,462,152
Route 3 North Transportation
Improvement Association, LR
(Insured; MBIA)	5.75	6/15/17	3,000,000	3,212,340
Michigan—6.4%
Dearborn Economic Development
Corp., HR (Oakwood Obligation
Group) (Insured; FGIC)	5.88	11/15/25	4,950,000	5,008,162
Detroit School District,
School Building and Site
Improvement (Insured; FGIC)	5.00	5/1/28	5,000,000	5,215,350

The Fund11

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STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Michigan (continued)
Michigan Building Authority,
Revenue (Residual Certificates)	7.17	10/15/17	10,000,000 [b,c]	10,791,600
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	7,925,000	7,924,604
Pontiac Tax Increment Finance
Authority, Tax Increment
Revenue (Development
Area Number 3)	6.25	6/1/22	3,250,000	3,515,623
Romulus Economic Development
Corp., Limited Obligation EDR
(Romulus HIR Limited
Partnership Project) (Insured;
ITT Lyndon Property Insurance Co.)	7.00	11/1/15	5,000,000	6,088,450
Minnesota—1.0%
Chaska,
Electric Revenue	6.00	10/1/10	2,000,000 [a]	2,177,260
Minnesota Housing Finance Agency,
Single Family Mortgage	5.95	1/1/17	545,000	546,962
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	3,000,000	3,335,100
Mississippi—.4%
Mississippi Home Corp.,
SFMR (Collateralized; GNMA)	6.95	12/1/31	2,180,000	2,238,402
Missouri—2.0%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.38	12/1/27	2,470,000	2,577,791
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.00	6/1/35	2,500,000	2,567,475
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Saint
Anthony’s Medical Center)	6.13	12/1/10	4,000,000 [a]	4,409,200

12

PMB.0022SA1006A 3/30/07 3:25 PM Page 13

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Missouri (continued)
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FHLMC, FNMA
and GNMA)	5.00	9/1/37	2,500,000	2,562,625
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	6.30	9/1/25	120,000	121,301
New Jersey—6.7%
New Jersey Economic Development
Authority, Revenue
(Insured; AMBAC)	6.10	6/15/15	4,990,000 [b,c]	5,351,775
New Jersey Economic Development
Authority, Revenue
(Insured; AMBAC)	6.10	6/15/16	4,990,000 [b,c]	5,351,775
New Jersey Economic Development
Authority, Revenue (School
Facilities-Construction 2001)
(Insured; AMBAC)	5.25	6/15/11	10,000 [a]	10,725
New Jersey Economic Development
Authority, Revenue (School
Facilities-Construction 2001)
(Insured; AMBAC)	5.25	6/15/11	10,000 [a]	10,725
New Jersey Turnpike Authority,
Turnpike Revenue
(Insured; AMBAC)	5.00	1/1/35	3,000,000	3,099,060
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; MBIA)	5.50	1/1/10	6,000,000 [a]	6,351,840
New Jersey Turnpike Authority,
Turnpike Revenue
(Insured; MBIA)	7.60	1/1/11	12,700,000 [b,c]	13,876,591
Tobacco Settlement Financing Corp.
of New Jersey, Tobacco
Settlement Asset-Backed Bonds	7.00	6/1/41	5,135,000	5,946,279
New Mexico—1.2%
Farmington,
PCR (Public Service Co. of New
Mexico San Juan Project)	6.38	4/1/22	1,430,000	1,474,258

The Fund13

PMB.0022SA1006A 3/30/07 3:25 PM Page 14

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Mexico (continued)
Jicarilla Apache Nation,
Revenue	5.50	9/1/23	5,000,000	5,421,550
New York—6.4%
New York City	5.50	3/15/15	3,500,000	3,780,700
New York City	5.00	8/1/28	5,000,000	5,298,500
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.13	8/1/11	5,000,000	5,428,400
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	3,000,000	3,700,770
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	6.00	6/15/10	3,085,000 [a]	3,371,967
New York Liberty Development
Corp., Revenue (Goldman Sachs
Headquarters Issue)	5.25	10/1/35	5,000,000	5,822,950
New York State Dormitory
Authority, Revenue (New York
University) (Insured; MBIA)	6.00	7/1/17	3,500,000	4,178,370
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)
(Insured; AMBAC)	5.25	7/1/24	3,345,000	3,605,910
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	7.50	5/15/13	2,500,000	3,031,550
North Carolina—2.2%
North Carolina Eastern Municipal
Power Agency, Power
System Revenue	7.00	1/1/13	3,500,000	3,928,120
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.75	1/1/26	5,000,000	5,459,050

14

PMB.0022SA1006A 3/30/07 3:25 PM Page 15

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

North Carolina (continued)
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation,
Inc.) (Insured; ACA)	6.45	8/15/20	1,000,000	1,092,480
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation,
Inc.) (Insured; ACA)	6.63	8/15/30	2,565,000	2,796,517
Ohio—8.3%
Cincinnati,
Water Systems Revenue	5.00	12/1/20	2,420,000	2,544,654
Cincinnati,
Water Systems Revenue	5.00	12/1/21	3,825,000	4,004,813
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights—
Public Parking Garage Project)	7.35	12/1/31	3,000,000	3,238,740
Columbus City School District,
School Facilities Construction
and Improvement (Insured; FSA)	5.00	12/1/14	5,000,000 [a]	5,460,650
Columbus City School District,
School Facilities Construction
and Improvement (Insured; FSA)	4.25	12/1/32	6,000,000	5,865,540
Cuyahoga County,
Hospital Facilities Revenue
(UHHS/CSAHS-Cuyahoga, Inc. and
CSAHS/UHHS-Canton, Inc. Project)	7.50	1/1/30	7,000,000	7,782,740
Cuyahoga County,
Hospital Improvement Revenue
(The Metrohealth Systems Project)	6.15	2/15/09	3,115,000 [a]	3,318,316
Hamilton County,
Sales Tax (Insured; AMBAC)	0.00	12/1/25	14,865,000	6,538,965
Ohio,
SWDR (USG Corp. Project)	5.60	8/1/32	3,527,000	3,657,534
Ohio Water Development Authority,
Pollution Control Facilities Revenue
(Cleveland Electric Illuminating
Co. Project) (Insured; ACA)	6.10	8/1/20	7,300,000	7,531,191

The Fund15

PMB.0022SA1006A 3/30/07 3:25 PM Page 16

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Oklahoma—2.0%
McGee Creek Authority,
Water Revenue (Insured; MBIA)	6.00	1/1/13	8,025,000	8,657,450
Oklahoma Development Finance
Authority, Student Housing
Revenue (Seminole State
College Project)	5.13	9/1/36	3,000,000	3,092,130
Oregon—.6%
Portland,
Sewer Systems Revenue
(Insured; FGIC)	5.75	8/1/10	3,500,000 [a]	3,769,815
Pennsylvania—2.2%
Butler County Industrial
Development Authority, Health
Care Facilities Revenue (Saint
John Lutheran Care Center
Project) (Collateralized; GNMA)	5.85	4/20/36	4,210,000	4,520,740
Lehman Municipal Trust Receipts
(Pennsylvania Economic
Development Financing
Authority)	7.16	6/1/31	5,000,000 [b,c]	5,236,125
Pennslyvania Turnpike Commission,
Oil Franchise Tax Senior
Revenue (Insured; AMBAC)	5.00	12/1/23	3,500,000 [d]	3,783,430
South Carolina—3.5%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	7.17	12/1/28	10,900,000 [b,c]	12,068,862
Greenville Hospital System,
Hospital Facilities Revenue
(Insured; AMBAC)	5.50	5/1/26	4,385,000	4,725,802
Securing Assets for Education,
Installment Purchase Revenue
(Berkeley County School
District Project)	5.13	12/1/30	4,000,000	4,249,040
Tennessee—3.0%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	5.50	7/1/31	8,355,000	8,989,980

PMB.0022SA1006A 3/30/07 3:25 PM Page 17

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Tennessee (continued)
Memphis Center City Revenue
Finance Corp., Sports Facility
Revenue (Memphis Redbirds
Baseball Foundation Project)	6.50	9/1/28	8,000,000	7,992,560
Shelby County Health, Educational
and Housing Facility Board,
MFHR (Cameron at Kirby Parkway
and Stonegate Apartments)	7.25	7/1/23	2,685,000 [e]	729,783
Texas—5.8%
Alliance Airport Authority Inc.,
Special Facilities Revenue
(American Airlines, Inc. Project)	7.50	12/1/29	6,100,000	6,222,000
Austin Convention Enterprises
Inc., Convention Center Hotel
First Tier Revenue	6.70	1/1/28	5,000,000	5,336,800
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement Corp.
Revenue (American Airlines, Inc.)	7.25	11/1/30	4,505,000	4,572,575
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement Corp.
Revenue (American Airlines, Inc.)	6.38	5/1/35	4,625,000	4,746,499
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue (Insured; FSA)	5.50	11/1/21	3,000,000	3,275,250
Sabine River Authority,
PCR (TXU Energy Co. LLC Project)	6.15	8/1/22	2,995,000	3,257,003
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	3,500,000	3,853,360
Wichita Falls,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	8/1/24	3,000,000	3,207,420
Washington—2.2%
Washington Public Power Supply
System, Revenue (Nuclear
Project Number 3) (Insured; MBIA)	7.13	7/1/16	10,425,000	13,192,212

T h e F u n d 17

PMB.0022SA1006A 3/30/07 3:25 PM Page 18

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

West Virginia—.9%
West Virginia,
GO State Road (Insured; MBIA)	5.75	6/1/10	2,500,000 [a]	2,706,200
West Virginia Hospital Finance
Authority, HR (Charleston Area
Medical Center, Inc.)	6.00	9/1/10	2,440,000 [a]	2,657,624
Wisconsin—3.5%
Badger Tobacco Asset
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	7.00	6/1/28	13,350,000	15,089,905
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	5,500,000	6,164,345
Wyoming—.4%
Wyoming Student Loan Corp.,
Student Loan Revenue	6.25	6/1/29	2,500,000	2,654,450
U.S. Related—3.9%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	10,400,000	713,128
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/55	10,000,000	358,000
Puerto Rico Commonwealth
(Insured; MBIA)	5.65	7/1/15	4,000,000	4,572,000
Puerto Rico Commonwealth,
Public Improvement (Insured; MBIA)	5.25	7/1/13	6,000,000	6,598,620
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.00	7/1/32	5,500,000	5,803,930
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/46	5,000,000	5,231,050
Total Long-Term Municipal Investments
(cost $589,255,089)				625,881,214

Option—.0%	Contracts	Value ($)

Put Option
December 2006 10 Year Future
November 2006 @106
(cost $284,250)	1,000	15,625

PMB.0022SA1006A 3/30/07 3:25 PM Page 19

Short-Term Municipal	Coupon	Maturity	Principal
Investments—1.3%	Rate (%)	Date	Amount ($)	Value ($)

Florida—.2%
Putnam County Development
Authority, PCR, Refunding
(Florida Power and Light
Company Project)	3.62	11/1/06	1,000,000 [f]	1,000,000
Kentucky—.3%
Kentucky Public Energy Authority,
Gas Supply Revenue (Liquidity
Facility; Societe Generale)	3.65	11/1/06	2,000,000 [f]	2,000,000
North Carolina—.8%
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Carol Woods Project)
(Insured; Radian and Liquidity
Facility; Branch Banking and
Trust Co.)	3.62	11/1/06	5,000,000 [f]	5,000,000
Total Short-Term Municipal Investments
(cost $8,000,000)				8,000,000

Total Investments (cost $597,539,339)			105.8%	633,896,839

Liabilities, Less Cash and Receivables			(5.8%)	(34,761,383)

Net Assets			100.0%	599,135,456

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Collateral for floating rate borrowings.
[c] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, these securities amounted to $92,459,804 or 15.4% of net assets.
[d] Purchased on a delayed delivery basis.
[e] Non-income producing security; interest payments in default.
[f] Securities payable on demand.Variable interest rate—subject to periodic change.

T h e F u n d 19

PMB.0022SA1006A 3/30/07 3:25 PM Page 20

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

20

PMB.0022SA1006A 3/30/07 3:25 PM Page 21

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%) †

AAA	Aaa		AAA	43.8
AA	Aa		AA	13.4
A	A		A	13.6
BBB	Baa		BBB	16.2
BB	Ba		BB	.1
B	B		B	3.0
CCC	Caa		CCC	3.3
F1	MIG1/P1		SP1/A1	1.3
Not Rated [g]	Not Rated [g]		Not Rated [g]	5.3
				100.0

†	Based on total investments.
[g]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

T h e F u n d 21

PMB.0022SA1006A 3/30/07 3:25 PM Page 22

STATEMENT OF ASSETS	AND	LIABILITIES
October 31, 2006 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	597,539,339	633,896,839
Cash		2,127,243
Interest receivable		10,606,547
Receivable for investment securities sold		7,765,444
Receivable for shares of Beneficial Interest subscribed		24,923
Prepaid expenses		33,312
		654,454,308

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		447,872
Payable for floating rate notes issued		38,345,000
Payable for investment securities purchased		15,639,256
Interest and related expenses		497,051
Payable for shares of Beneficial Interest redeemed		349,705
Accrued expenses		39,968
		55,318,852

Net Assets ($)		599,135,456

Composition of Net Assets ($):
Paid-in capital		628,018,053
Accumulated undistributed investment income—net		15,360
Accumulated net realized gain (loss) on investments		(65,255,457)
Accumulated net unrealized appreciation
(depreciation) on investments		36,357,500

Net Assets ($)		599,135,456

Net Asset Value Per Share
	Class A	Class B	Class C	Class Z

Net Assets ($)	256,037,237	14,177,396	9,997,094	318,923,729
Shares outstanding	19,415,620	1,074,596	756,949	24,183,106

Net Asset Value Per Share ($)	13.19	13.19	13.21	13.19

See notes to financial statements.

PMB.0022SA1006A 3/30/07 3:25 PM Page 23

S TAT E M E N T	O F O P E R AT I O N S
S i x M o n t h s E n d e d	O c t o b e r 3 1 , 2 0 0 6 ( U n a u d i t e d )

Investment Income ($):
Interest Income	16,604,031
Expenses:
Management fee—Note 3(a)	1,665,375
Shareholder servicing costs—Note 3(c)	865,708
Interest and related expenses	722,793
Distribution fees—Note 3(b)	74,451
Registration fees	32,954
Custodian fees	29,872
Professional fees	28,285
Prospectus and shareholder’s reports	10,870
Trustees’ fees and expenses—Note 3(d)	4,597
Loan commitment fees—Note 2	1,649
Miscellaneous	24,434
Total Expenses	3,460,988
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(24,234)
Net Expenses	3,436,754
Investment Income—Net	13,167,277

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and options transactions	3,894,949
Net realized gain (loss) on financial futures	(20,913)
Net Realized Gain (Loss)	3,874,036
Net unrealized appreciation (depreciation) on investments	8,868,204
Net Realized and Unrealized Gain (Loss) on Investments	12,742,240
Net Increase in Net Assets Resulting from Operations	25,909,517

See notes to financial statements.

The Fund23

PMB.0022SA1006A 3/30/07 3:25 PM Page 24

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2006	Year Ended
	(Unaudited)	April 30, 2006

Operations ($):
Investment income—net	13,167,277	28,683,719
Net realized gain (loss) on investments	3,874,036	2,666,391
Net unrealized appreciation
(depreciation) on investments	8,868,204	(12,743,303)
Net Increase (Decrease) in Net Assets
Resulting from Operations	25,909,517	18,606,807

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(5,609,142)	(12,089,440)
Class B shares	(292,754)	(734,708)
Class C shares	(173,869)	(353,775)
Class Z shares	(7,076,152)	(15,473,039)
Total Dividends	(13,151,917)	(28,650,962)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	8,836,580	14,638,352
Class B shares	629,444	1,822,106
Class C shares	1,473,190	749,467
Class Z shares	2,740,327	10,500,961
Dividends reinvested:
Class A shares	3,670,484	7,656,702
Class B shares	180,379	412,672
Class C shares	107,145	208,831
Class Z shares	4,819,305	10,364,641
Cost of shares redeemed:
Class A shares	(20,423,783)	(39,175,744)
Class B shares	(3,406,168)	(6,684,478)
Class C shares	(915,382)	(846,094)
Class Z shares	(19,957,705)	(41,143,018)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(22,246,184)	(41,495,602)
Total Increase (Decrease) in Net Assets	(9,488,584)	(51,539,757)

Net Assets ($):
Beginning of Period	608,624,040	660,163,797
End of Period	599,135,456	608,624,040
Undistributed investment income—net	15,360	—

PMB.0022SA1006A 3/30/07 3:25 PM Page 25

	Six Months Ended
	October 31, 2006	Year Ended
	(Unaudited)	April 30, 2006

Capital Share Transactions:
Class A [a]
Shares sold	681,920	1,122,340
Shares issued for dividends reinvested	281,967	586,081
Shares redeemed	(1,574,338)	(2,996,844)
Net Increase (Decrease) in Shares Outstanding	(610,451)	(1,288,423)

Class B [a]
Shares sold	48,399	139,569
Shares issued for dividends reinvested	13,854	31,562
Shares redeemed	(262,387)	(511,145)
Net Increase (Decrease) in Shares Outstanding	(200,134)	(340,014)

Class C
Shares sold	113,551	57,163
Shares issued for dividends reinvested	8,218	15,964
Shares redeemed	(70,372)	(64,601)
Net Increase (Decrease) in Shares Outstanding	51,397	8,526

Class Z
Shares sold	210,831	803,576
Shares issued for dividends reinvested	370,405	793,459
Shares redeemed	(1,538,231)	(3,150,800)
Net Increase (Decrease) in Shares Outstanding	(956,995)	(1,553,765)

[a]	During the period ended October 31, 2006, 94,032 Class B shares representing $1,221,450 were automatically converted to 94,050 Class A shares and during the period ended April 30, 2006, 197,377 Class B shares representing $2,582,554 were automatically converted to 197,435 Class A shares.
See notes to financial statements.

The Fund25

PMB.0022SA1006A 3/30/07 3:25 PM Page 26

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	October 31, 2006		Year Ended April 30,

Class A Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	12.91	13.12	12.81	13.04	12.99	13.14
Investment Operations:
Investment income—net [a]	.28	.59	.59	.60	.65	.68
Net realized and unrealized
gain (loss) on investments	.28	(.21)	.31	(.24)	.04	(.15)
Total from Investment Operations	.56	.38	.90	.36	.69	.53
Distributions:
Dividends from
investment income—net	(.28)	(.59)	(.59)	(.59)	(.64)	(.68)
Net asset value, end of period	13.19	12.91	13.12	12.81	13.04	12.99

Total Return (%) [b]	4.42[c]	2.93	7.18	2.80	5.45	4.13

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets [d]	1.15[e]	1.09	1.03	1.00	1.04	1.11
Ratio of net expenses
to average net assets [d]	1.14[e]	1.09	1.02	1.00	1.04	1.11
Ratio of net investment income
to average net assets	4.34[e]	4.51	4.54	4.57	4.95	5.20
Portfolio Turnover Rate	36.80[c]	48.31	48.30	91.43	92.94	49.90

Net Assets, end of period
($ x 1,000)	256,037	258,504	279,612	293,083	321,936	361,701

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not Annualized.
[d]	Ratio of total expenses to average net assets and ratio of net expenses to average net assets for all periods have been
	restated.This restatement has no impact on the fund’s previously reported net assets, net investment income, net asset value or total return. See Note 5.
[e] Annualized.
See notes to financial statements.

PMB.0022SA1006A 3/30/07 3:25 PM Page 27

	Six Months Ended
	October 31, 2006		Year Ended April 30,

Class B Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	12.91	13.12	12.82	13.05	12.99	13.14
Investment Operations:
Investment income—net [a]	.25	.52	.52	.53	.58	.61
Net realized and unrealized
gain (loss) on investments	.28	(.21)	.31	(.23)	.06	(.15)
Total from Investment Operations	.53	.31	.83	.30	.64	.46
Distributions:
Dividends from
investment income—net	(.25)	(.52)	(.53)	(.53)	(.58)	(.61)
Net asset value, end of period	13.19	12.91	13.12	12.82	13.05	12.99

Total Return (%) [b]	4.15[c]	2.40	6.64	2.20	5.00	3.60

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets [d]	1.66[e]	1.61	1.54	1.51	1.54	1.62
Ratio of net expenses
to average net assets [d]	1.65[e]	1.61	1.54	1.51	1.54	1.62
Ratio of net investment income
to average net assets	3.84[e]	3.99	4.02	4.06	4.44	4.69
Portfolio Turnover Rate	36.80[c]	48.31	48.30	91.43	92.94	49.90

Net Assets, end of period
($ x 1,000)	14,177	16,462	21,192	29,471	43,022	43,092

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not Annualized.
[d]	Ratio of total expenses to average net assets and ratio of net expenses to average net assets for all periods have been
	restated.This restatement has no impact on the fund’s previously reported net assets, net investment income, net asset value or total return. See Note 5.
[e] Annualized.
See notes to financial statements.

T h e F u n d 27

PMB.0022SA1006A 3/30/07 3:25 PM Page 28

F I N A N C I A L H I G H L I G H T S (continued)

Six Months Ended
October 31, 2006			Year Ended April 30,

Class C Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	12.93	13.14	12.83	13.06	13.01	13.16
Investment Operations:
Investment income—net [a]	.24	.49	.49	.50	.55	.57
Net realized and unrealized
gain (loss) on investments	.28	(.21)	.32	(.23)	.05	(.14)
Total from Investment Operations	.52	.28	.81	.27	.60	.43
Distributions:
Dividends from
investment income—net	(.24)	(.49)	(.50)	(.50)	(.55)	(.58)
Net asset value, end of period	13.21	12.93	13.14	12.83	13.06	13.01

Total Return (%) [b]	4.03[c]	2.18	6.40	2.06	4.67	3.35

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets [d]	1.89[e]	1.82	1.76	1.73	1.77	1.85
Ratio of net expenses
to average net assets [d]	1.88[e]	1.82	1.76	1.73	1.77	1.85
Ratio of net investment income
to average net assets	3.60[e]	3.78	3.81	3.84	4.18	4.45
Portfolio Turnover Rate	36.80[c]	48.31	48.30	91.43	92.94	49.90

Net Assets, end of period
($ x 1,000)	9,997	9,121	9,158	11,261	13,330	9,544

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
[c]	Not Annualized.
[d]	Ratio of total expenses to average net assets and ratio of net expenses to average net assets for all periods have been
restated.This restatement has no impact on the fund’s previously reported net assets, net investment income, net asset value or total return. See Note 5.
[e]	Annualized.
See notes to financial statements.

PMB.0022SA1006A 3/30/07 3:25 PM Page

	Six Months Ended
	October 31, 2006	Year Ended April 30,

Class Z Shares	(Unaudited)	2006	2005 [a]

Per Share Data ($):
Net asset value, beginning of period	12.91	13.12	13.09
Investment Operations:
Investment income—net [b]	.29	.60	.32
Net realized and unrealized
gain (loss) on investments	.28	(.21)	.03
Total from Investment Operations	.57	.39	.35
Distributions:
Dividends from investment income—net	(.29)	(.60)	(.32)
Net asset value, end of period	13.19	12.91	13.12

Total Return (%) [c]	4.45[d]	2.99	2.71[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [e]	1.09[f]	1.03	.98[f]
Ratio of net expenses to average net assets [e]	1.08[f]	1.03	.96[f]
Ratio of net investment income
to average net assets	4.40[f]	4.57	4.49[f]
Portfolio Turnover Rate	36.80[d]	48.31	48.30

Net Assets, end of period ($ x 1,000)	318,924	324,537	350,202

[a]	From October 14, 2004 (commencement of initial offering) to April 30, 2005.
[b]	Based on aveerage shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not Annualized.
[e]	Ratio of total expenses to average net assets and ratio of net expenses to average net assets for all periods have been
restated.This restatement has no impact on the fund’s previously reported net assets, net investment income, net asset value or total return. See Note 5.
[f]	Annualized.
See notes to financial statements.

The Fund 29

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NOTES TO FINANCIAL STATEMENTS(Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Municipal Bond Fund (the “fund”) is registered under the Investment Company Act of 1940,as amended (the “Act”),as a diversified open-end management investment company.The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A, which is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class Z. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders who received Class Z shares in exchange for their shares of General Municipal Bond Fund Inc. as a result of the reorganization of such fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective June 1, 2006, the fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

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The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the

The Fund 31

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain

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tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statement of the fund.

The fund has an unused capital loss carryover of $68,612,712 available for federal income taxes to be applied against future net securities profits, if any, realized subsequent to April 30, 2006.The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the fund’s merger with General Municipal Bond Fund, Inc. If not applied, $6,548,088 of the carryover expires in fiscal 2007, $17,253,564 expires in fiscal 2008, $9,553,959 expires in fiscal 2009, $17,083,173 expires in fiscal 2010, $10,384,676 expires in fiscal 2011 and $7,789,252 expires in fiscal 2012.

The tax character of all distributions paid to shareholders during the fiscal year ended April 30, 2006 was as follows: tax exempt income $28,650,962. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 31, 2006, the fund did not borrow under the Facility.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2006, the Distributor retained $4,543 from commissions earned on sales of the fund’s Class A shares, and $14,136 and $160 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2006, Class B and Class C shares were charged $38,215 and $36,236, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class Z shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class A, Class B and Class C shares and .20% of the value of the average daily net assets of Class Z shares, for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2006, Class A, Class B, Class C and Class Z shares were charged $323,341, $19,107, $12,079 and $321,969, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing per-

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sonnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2006, the fund was charged $126,274 pursuant to the transfer agency agreement.

During the period ended October 31, 2006, the fund was charged $2,044 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $278,873, Rule 12b-1 distribution plan fees $12,385, shareholder services plan fees $113,291, transfer agency per account fees $41,960 and chief compliance officer fees $1,363.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A .10% redemption fee is charged and retained by the fund on certain Class Z shares redeemed within thirty days of their issuance.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures and options transactions, during the period ended October 31, 2006, amounted to $217,892,784 and $242,014,404, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market.The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading.Accordingly, variation margin payments are received or made to reflect daily unrealized gains and losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded

T h e F u n d 35

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and is subject to change. At October 31, 2006, there were no financial futures contracts outstanding.

At October 31, 2006, accumulated net unrealized appreciation on investments was $35,827,360, consisting of $38,219,470 gross unrealized appreciation and $2,392,110 gross unrealized depreciation.

At October 31, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Restatement:

Subsequent to the issuance of the October 31, 2006 financial statements, the fund determined that the transfers of certain tax-exempt municipal bond securities by the fund to special purpose bond trusts in connection with participation in inverse floater structures do not qualify for sale treatment under Statement of Financial Accounting Standard No. 140,Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities, and should have been accounted for as a secured borrowing.

The correction of the above item resulted in the restatement of the ratio of total and net expenses of the financial highlights table as shown below:

Six Months Ended
Ratio of October 31, 2006			Year Ended April 30,

Total Expenses	(Unaudited)	2006	2005	2004	2003	2002

Class A shares:
As previously reported	.90%	.91%	.93%	.93%	.94%	.92%
As restated	1.15%	1.09%	1.03%	1.00%	1.04%	1.11%
Class B shares:
As previously reported	1.42%	1.43%	1.44%	1.44%	1.44%	1.43%
As restated	1.66%	1.61%	1.54%	1.51%	1.54%	1.62%
Class C shares:
As previously reported	1.65%	1.64%	1.66%	1.66%	1.67%	1.66%
As restated	1.89%	1.82%	1.76%	1.73%	1.77%	1.85%
Class Z shares:
As previously reported	.85%	.85%	.88%
As restated	1.09%	1.03%	.98%

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Six Months Ended
Ratio of October 31, 2006			Year Ended April 30,

Net Expenses	(Unaudited)	2006	2005	2004	2003	2002

Class A shares:
As previously reported	.91%	.91%	.92%	.93%	.94%	.92%
As restated	1.14%	1.09%	1.02%	1.00%	1.04%	1.11%
Class B shares:
As previously reported	1.41%	1.43%	1.44%	1.44%	1.44%	1.43%
As restated	1.65%	1.61%	1.54%	1.51%	1.54%	1.62%
Class C shares:
As previously reported	1.64%	1.64%	1.66%	1.66%	1.67%	1.66%
As restated	1.88%	1.82%	1.76%	1.73%	1.77%	1.85%
Class Z shares:
As previously reported	.84%	.85%	.86%
As restated	1.08%	1.03%	.96%

This restatement has no impact on the fund's previously reported net assets, net investment income, net asset value per share or total return.

In addition, the statement of investments, the statement of assets and liabilities, the statement of operations and the statement of changes in net assets were also restated as follows:

	October 31, 2006
	As Previously	October 31, 2006
	Reported	As Restated

Portfolio of Investments ($):
Total investments	595,551,839	633,896,839
Identified cost	559,724,479	597,539,339
Other assets and liabilities	3,583,617	(34,761,383)
Statement of Assets and Liabilities ($):
Total investments in securities, at value	595,551,839	633,896,839
Identified cost	559,724,479	597,539,339
Interest Receivable	10,109,496	10,606,547
Total assets	615,612,257	654,454,308
Payable for floating rate notes issued	—	38,345,000
Interest and related expenses payable	—	497,051
Total liabilities	16,476,801	55,318,852
Accumulated net realized gain
(loss) on investments	(64,725,317)	(65,255,457)
Net unrealized appreciation
(depreciation) on investments	35,827,360	36,357,500

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N O T E S T O F I N A N C I A L S TAT E M E N T S ( U n a u d i t e d ) (continued)

	October 31, 2006
	As Previously	October 31, 2006
	Reported	As Restated

Statement of Operations ($):
Investment income—Interest	15,881,238	16,604,031
Expenses—Interest and related expenses	—	722,793
Total expenses	2,738,195	3,460,988
Net expenses	2,713,961	3,436,754
Net realized gain (loss) on investments
and option transactions	3,937,194	3,894,949
Net Realized Gain (Loss)	3,916,281	3,874,036
Net unrealized appreciation
(depreciation) on investments	8,825,959	8,868,204
Statement of Changes in Net Assets ($):
Net Realized Gain (Loss) on investments	3,916,281	3,874,036
Net unrealized appreciation
(depreciation) on investments	8,825,959	8,868,204

PMB.0022SA1006A 3/30/07 3:25 PM Page 39

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on August 2, 2006, the Board considered the re-approval for an annual period (through September 5, 2007) of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed the performance and placed significant emphasis on comparisons to a group of retail front-end load, general municipal debt funds (the “Performance Group”) and

T h e F u n d 39

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INFORMATION ABOUT THE	REVIEW AND	APPROVAL	OF THE
FUND’S MANAGEMENT	AGREEMENT	(Unaudited)	(continued)

to a larger universe of funds, consisting of all retail and institutional general municipal debt funds (the “Performance Universe”), selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons. The Board members noted that the fund’s yield performance for the past ten one-year periods ended June 30, 2006 (1997-2006) was higher than the Performance Group and the Performance Universe medians for each reported time period.The Board members then reviewed the fund’s total return performance for various periods ended June 30, 2006 and noted that the fund’s performance was higher than the Performance Group medians for the one-, two- and three-year periods, and lower for the four-, five- and ten-year periods, and higher than the Performance Universe medians for the one-, two-, three- and four-year periods and lower for the five- and ten-year periods.The Board members discussed with representatives of the Manager the reasons for underperformance of the fund’s total return compared to the Lipper medians for the applicable periods, and the Manager’s efforts to improve performance. The Board also received a presentation from the fund’s primary portfolio manager during which he discussed the fund’s investment strategy and the factors that affected the fund’s performance.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Board noted that the fund’s management fee and total expense ratio were higher than the Expense Group and Expense Universe medians.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates included in the same category as the fund (the “Similar Funds”). The Manager’s representatives explained the

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nature of the Similar Funds and the differences, from the Manager’s perspective, in providing services to the Similar Funds as compared to managing and providing services to the fund.The Manager’s representatives also reviewed the costs associated with distribution through intermediaries.The Board members considered the relevance of the fee information provided for the Similar Funds managed by the Manager or its affiliates to evaluate the appropriateness and reasonableness of the fund’s management fee. The Board acknowledged that differences in fees paid by the Similar Funds seemed to be consistent with the services to be provided. Representatives of the Manager informed the Board members that there were no other accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the decline in fund assets from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of

The Fund 41

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INFORMATION ABOUT THE	REVIEW AND	APPROVAL	OF THE
FUND ’S MANAGEMENT	AGREEMENT	(Unaudited)	(continued)

economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the fund’s overall performance and generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was generally satisfied with the fund’s overall perfor- mance and with the Manager’s efforts to improve performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and advisory fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

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PMB.0022SA1006A 3/30/07 3:25 PM Page 44

N O T E S

PMB.0022SA1006A 3/30/07 3:25 PM Page 45

PMB.0022SA1006A 3/30/07 3:25 PM Page 46

For More	Information

Dreyfus Premier	Transfer Agent &
Municipal Bond Fund	Dividend Disbursing Agent
200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue
Dreyfus Service Corporation
New York, NY 10166
200 Park Avenue
Custodian	New York, NY 10166
The Bank of New York
One Wall Street
New York, NY 10286

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable. [CLOSED-END FUNDS ONLY]

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) The Registrant has revised its internal control over financial reporting with respect to a change in accounting for investments in certain inverse floater structures. As a consequence of this change, Dreyfus Premier Municipal Bond Fund has restated one or more sections of certain of its historical financial statements to account for these investments as secured borrowings and to report the related income and expense.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER MUNICIPAL BOND FUND

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 5, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 5, 2007

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)